Earnings per share	3 Months Ended
Mar. 31, 2011
Earnings per share
Earnings per share
Note 3: Earnings per share

The following table reflects the calculation of basic and diluted earnings per share from continuing operations. During each period, certain options, as noted below, were excluded from the calculation of diluted earnings per share because their effect would have been antidilutive.

	Quarter Ended March 31,
(in thousands, except per share amounts)	2011	2010
Earnings per share – basic:
Income from continuing operations	$32,556	$33,783
Income allocated to participating securities	(114)	(187)
Income available to common shareholders	$32,442	$33,596

Weighted-average shares outstanding	51,298	51,041
Earnings per share – basic	$0.63	$0.66

Earnings per share – diluted:
Income from continuing operations	$32,556	$33,783
Income allocated to participating securities	-	(187)
Re-measurement of share-based awards classified as liabilities	36	55
Income available to common shareholders	$32,592	$33,651

Weighted-average shares outstanding	51,298	51,041
Dilutive impact of potential common shares	555	178
Weighted-average shares and potential common shares outstanding	51,853	51,219

Earnings per share – diluted	$0.63	$0.66

Antidilutive options excluded from calculation	1,536	2,391